Organization and principal activities (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Interest income on loans	¥ 105,570	¥ 118,396	¥ 141,857
VIEs [Member]
Statement [Line Items]
Interest income on loans	105,570	118,396	141,857
Net profit	¥ 19,854	¥ 58,616	¥ 8,155